Note 17 - Income Taxes	12 Months Ended
Jan. 31, 2012
Income Tax Disclosure [Text Block]
Note 17 - Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2012	2011	2010

Canada	17,225	5,045	489
United States	87	5,380	6,962
Other countries	(1,922)	(2,492)	(726)
	15,390	7,933	6,725

Income tax expense (recovery) is incurred in the following jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2012	2011	2010
Current income tax expense (recovery)
Canada	605	487	(75)
United States	295	311	794
Other countries	538	(521)	136
	1,438	277	855
Deferred income tax expense (recovery)
Canada	4,230	(3,245)	(2,126)
United States	(2,515)	4,831	(7,004)
Other countries	211	(5,469)	650
	1,926	(3,883)	(8,480)
	3,364	(3,606)	(7,625)

In 2012, our income tax expense was primarily impacted by a change in valuation allowance and other tax estimates in the United States which reduced our deferred income tax expense by $1.8 million, and a change in the valuation allowance in the Netherlands which increased deferred income tax expense by $0.7 million.  In 2011, our income tax recovery was impacted by the release of valuation allowance in the Netherlands and United Kingdom. This recovery was partially offset by the net of (i) amendments to the prior-period United States tax returns which resulted in a reduction of prior year tax loss carryforwards; (ii) taxation of unrealized foreign exchange losses in Sweden; (iii) an adjustment to the calculation of the United States tax loss carryforwards; (iv) the revised treatment of non-deductible acquisition-related costs; (v) charging of the tax effect of gains and losses included in other comprehensive income directly to other comprehensive income; (vi) a change in the uncertain tax positions; (vii) the revised treatment of certain assets as permanent differences rather than temporary differences; (viii) the recognition of the Ontario harmonization tax credit and similarly the change in the rate applied for taxation of future scientific research and experimental development credits; and (ix) the adjustment to deferred tax assets set up in Canada related to the writedown of assets not currently deductible. In 2011, items (i) through (ix) resulted in a $0.9 million, $0.3 million and $0.1 million decrease in deferred income tax expense in Canada, Sweden and the Netherlands, respectively, and a $2.1 million increase in deferred income tax expense in the United States. These items also resulted in a $0.4 million and $0.2 million decrease in current income tax expense in Sweden and the United States, respectively.

The components of the deferred income tax assets and liabilities are as follows:

	January 31,	January 31,
	2012	2011
Assets
Accruals not currently deductible	3,538	2,772
Accumulated net operating losses	48,027	55,769
Corporate minimum taxes	1,312	1,276
Difference between tax and accounting basis of capital assets	13,099	12,237
Writedown of assets not currently deductible	1,053	1,055
Research and development and other tax credits and expenses	4,659	4,472
Expenses of public offerings	261	482
Other timing differences	599	257
Total deferred income tax assets	72,548	78,320
Liabilities
Difference between tax and accounting basis of intangible assets	(3,410)	(6,529)
Uncertain tax positions incurred in loss years	(1,230)	(1,372)
Total deferred income tax liabilities	(4,640)	(7,901)
Net deferred income taxes	67,908	70,419
Valuation allowance	(33,963)	(32,562)
Net deferred income taxes, net of valuation allowance	33,945	37,857

Deferred income tax assets – current	12,420	11,457
Deferred income tax assets – non-current	31,279	34,667
Deferred income tax liabilities – non-current	(9,754)	(8,267)
Net deferred income taxes, net of valuation allowance	33,945	37,857

The measurement of a deferred tax asset is adjusted by a valuation allowance, if necessary, to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized. In determining the valuation allowance, we consider factors by taxing jurisdiction, including our estimated taxable income, our history of losses for tax purposes, our tax planning strategies and the likelihood of success of our tax filing positions, among others. A change to any of these factors could impact the estimated valuation allowance and income tax expense. Based on the weight of positive and negative evidence regarding recoverability of our deferred tax assets, we have recorded a valuation allowance for $33.9 million ($32.6 million at January 31, 2011) of our net deferred tax assets of $67.9 million ($70.4 million at January 31, 2011), resulting in a total net deferred tax asset of $33.9 million at January 31, 2012 ($37.9 million at January 31, 2011).

As at January 31, 2012, we had not accrued for Canadian income taxes and foreign withholding taxes applicable to approximately $32.5 million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. The potential amount of unrecognized deferred Canadian income tax liabilities and foreign withholding and income tax liabilities on the unremitted earnings and foreign exchange gains is not currently practicably determinable.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

Year Ended	January 31,	January 31,	January 31,
	2012	2011	2010
Combined basic Canadian statutory rates	28.1%	30.7%	32.9%

Income tax expense based on the above rates	4,325	2,436	2,214
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	586	(2,198)	3,388
Effect of differences between Canadian and foreign tax rates	(275)	695	724
Effect of rate reductions on current year timing differences	(228)	659	-
Prior year adjustments and change in estimates	(1,242)	(59)	(11)
Application of research and development tax credits	-	-	(30)
Increases (decreases) in tax reserves	734	(149)	-
Valuation allowance	(864)	(5,241)	(14,162)
Deferral of tax charges	197	197	197
Other	131	54	55
Income tax expense (recovery)	3,364	(3,606)	(7,625)

We have income tax loss carryforwards which expire as follows:

Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2013	-	-	4,261	773	5,034
2014	-	-	3,469	435	3,904
2015	-	-	1,106	-	1,106
2016	-	-	776	22	798
2017	-	-	-	1,116	1,116
Thereafter	28,783	30,708	81,203	18,454	159,148
	28,783	30,708	90,815	20,800	171,106

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	January 31,	January 31,	January 31,
	2012	2011	2010
Unrecognized tax benefits, beginning of year	4,246	5,168	4,778
Gross (decreases) increases – tax positions in prior periods	42	(1,368)	47
Gross increases – tax positions in the current period	1,010	874	397
Lapsing of statutes of limitations	(441)	(428)	(54)
Unrecognized tax benefits, end of year	4,857	4,246	5,168

We expect that the unrecognized tax benefits will increase within the next 12 months due to uncertain tax positions expected to be taken, although at this time a reasonable estimate of the possible increase cannot be made. Of the $4.9 million of unrecognized tax benefits at January 31, 2012, approximately $3.3 million would impact the effective income tax rate if recognized.

Consistent with our historical financial reporting, we recognize accrued interest and penalties related to unrecognized tax benefits in general and administrative expense. As at January 31, 2012 and January 31, 2011, the unrecognized tax benefits have resulted in no material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2008 and prior
Canada	2003 and prior
United Kingdom	2008 and prior
Sweden	2005 and prior